FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Subject to Offsetting [Abstract]
Gross amounts recognized financial liabilities	S/ 14,333,999	S/ 23,538,627
Net amounts of financial liabilities presented in the consolidated statements of financial position	14,333,999	23,538,627
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(10,941,384)	(17,935,644)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(834,147)	(1,509,288)
Net amount	2,558,468	4,093,695
Payables on Derivatives [Member]
Financial Liabilities Subject to Offsetting [Abstract]
Gross amounts recognized financial liabilities	1,367,274	1,524,761
Net amounts of financial liabilities presented in the consolidated statements of financial position	1,367,274	1,524,761
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(285,850)	(237,575)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(184,378)	(428,672)
Net amount	897,046	858,514
Payables on Repurchase Agreements and Securities Lending [Member]
Financial Liabilities Subject to Offsetting [Abstract]
Gross amounts recognized financial liabilities	12,966,725	22,013,866
Net amounts of financial liabilities presented in the consolidated statements of financial position	12,966,725	22,013,866
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(10,655,534)	(17,698,069)
Related amounts not offset in the consolidated statement of financial position, Cash collateral pledged	(649,769)	(1,080,616)
Net amount	S/ 1,661,422	S/ 3,235,181